Equity (Tables)	12 Months Ended
Oct. 31, 2024
Statement [Line Items]
Summary of Classes of Preferred and Common Shares Outstanding
Preferred and Common Shares Outstanding and Other Equity
Instruments

(Canadian $ in millions, except as noted)	2024			2023
	Number of shares	Amount	Dividends declared per share	Number of shares	Amount	Dividends declared per share
Preferred Shares – Classified as Equity
Class B – Series 27 (1)	–	$–	$0.48	20,000,000	$500	$0.96
Class B – Series 29 (2)	–	–	0.68	16,000,000	400	0.91
Class B – Series 31 (3)	12,000,000	300	0.96	12,000,000	300	0.96
Class B – Series 33	8,000,000	200	0.76	8,000,000	200	0.76
Class B – Series 44	16,000,000	400	1.70	16,000,000	400	1.21
Class B – Series 46 (1)	–	–	0.64	14,000,000	350	1.28
Class B – Series 50	500,000	500	73.73	500,000	500	73.73
Class B – Series 52	650,000	650	70.57	650,000	650	57.52
Preferred Shares – Classified as Equity		$2,050			$3,300
Other Equity Instruments
4.800% Additional Tier 1 Capital Notes (AT1 Notes)		$658			$658
4.300% Series 1 LRCNs		1,250			1,250
5.625% Series 2 LRCNs		750			750
7.325% Series 3 LRCNs		1,000			1,000
7.700% Series 4 LRCNs (4)		1,356			–
7.300% Series 5 LRCNs (5)		1,023			–
Other Equity Instruments		$6,037			$3,658
Preferred Shares and Other Equity Instruments		$8,087			$6,958
Common Shares
Balance at beginning of year	720,909,161	$22,941		677,106,878	$17,744
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan	7,790,724	905		13,482,314	1,609
Issued under the Stock Option Plan and other stock-based compensation plans (Note 21)	811,652	74		724,853	61
Treasury shares sold	18,339	1		101,178	14
Issued to align capital position with increased regulatory requirements as announced by OSFI	–	–		28,331,227	3,360
Issued for acquisitions (Note 10)	–	–		1,162,711	153
Balance at End of Year (6)	729,529,876	$23,921	$6.12	720,909,161	$22,941	$5.80

(1)	Series 27 and Series 46 were redeemed and final dividends were paid on May 25, 2024.
(2)	Series 29 was redeemed and final dividends were paid on August 25, 2024.
(3)	Series 31 was redeemed and final dividends were paid on November 25, 2024.
(4)	On March 8, 2024, we issued Series 4 LRCNs for US$1,000 million.
(5)	On July 17, 2024, we issued Series 5 LRCNs for US$750 million.
(6)	Common shares are net of 55,172 treasury shares as at October 31, 2024 (73,511 treasury shares as at October 31, 2023).

Summary of Preferred Share Rights and Privileges
Preferred Share Rights and Privileges

(Canadian $, except as noted)
	Redemption amount	Non-cumulative dividend (1)		Reset premium	Date redeemable / convertible		Convertible to
Class B – Series 31	25.00	$ 0.240688	(2)	2.22%	November 25, 2024	(3)	Class B – Series 32
Class B – Series 33	25.00	$ 0.190875	(2)	2.71%	August 25, 2025	(4) (5)	Class B – Series 34	(6) (7)
Class B – Series 44	25.00	$ 0.426000	(2)	2.68%	November 25, 2028	(4) (5)	Class B – Series 45	(6) (7)
Class B – Series 50	1,000.00	$36.865000	(2)	4.25%	November 26, 2027	(4)	Not convertible	(7)
Class B – Series 52	1,000.00	$35.285000	(2)	4.25%	May 26, 2028	(4)	Not convertible	(7)

(1)	Non-cumulative dividends are payable quarterly as and when declared by the Board of Directors, except for Class B – Series 50 and 52 preferred shares, which are payable semi-annually.
(2)
The dividend rate will reset on the date redeemable and every five years thereafter at a rate equal to the
5-year
Government of Canada bond yield plus the reset premium noted. If converted to a floating rate series, the rate will be set as, and when declared, at the
3-month
Government of Canada treasury bill yield plus the reset premium noted.

(3)	Series 31 was redeemed and final dividends were paid on November 25, 2024.
(4)	Redeemable on the date noted and every five years thereafter.
(5)	Convertible on the date noted and every five years thereafter if not redeemed. If converted, the shares will become floating rate preferred shares.
(6)	If converted, the holders have the option to convert back to the original preferred shares on subsequent redemption dates.
(7)
The shares issued include a NVCC provision, which is necessary for the shares to qualify as regulatory capital under Basel III. Refer to the
Non-Viability
Contingent Capital paragraph below for details.

Additional Tier 1 Capital Notes (NVCC) [member]
Statement [Line Items]
Summary of Classes of Preferred and Common Shares Outstanding
The AT1 Notes and LRCNs are compound financial instruments that have both equity and liability features. On the date of issuance, we assigned an insignificant value to the liability components of both types of instruments and, as a result, the full amount of proceeds has been classified as equity and forms part of our additional Tier 1 NVCC. Distributions on the AT1 Notes and LRCNs are recognized as a reduction in equity when payable. The AT1 Notes and LRCNs are subordinate to the claims of the depositors and certain other creditors in right of payment. The following table shows the details of our AT1 Notes and LRCNs as at October 31, 2024 and 2023.

(Canadian $ in millions, except as noted)					2024	2023
	Face value	Interest rate (%)	Redeemable at our option	Convertible to	Total	Total
4.800% AT1 Notes	US$ 500	6.709 (1)	February 2025 (2)	Variable number of common shares (3)	$658	$658
4.300% Series 1 LRCNs	$1,250	4.300 (4)	November 2025 (2)	Variable number of common shares (3) (4)	1,250	1,250
5.625% Series 2 LRCNs	$ 750	5.625 (4)	May 2027 (2)	Variable number of common shares (3) (4)	750	750
7.325% Series 3 LRCNs	$1,000	7.325 (4)	November 2027 (2)	Variable number of common shares (3) (4)	1,000	1,000
7.700% Series 4 LRCNs	US$1,000	7.700 (4)	May 2029 (2)	Variable number of common shares (3) (4)	1,356	–
7.300% Series 5 LRCNs	US$ 750	7.300 (4)	November 2034 (2)	Variable number of common shares (3) (4)	1,023	–
Total					$6,037	$3,658

(1)	Non-cumulative interest is payable semi-annually in arrears, at the bank’s discretion. The notes had an initial interest rate of 4.800% and reset on August 25, 2024 to 6.709%.
(2)
The notes are redeemable at a redemption price equal to 100% of the principal amount plus any accrued and unpaid interest, in whole or in part, at our option on any interest payment date on or after the first interest reset date or following certain regulatory or tax events. The bank may, at any time, purchase the notes at any price in the open market.

(3)	The notes issued include a NVCC provision, which is necessary for the notes to qualify as regulatory capital under Basel III. Refer to the Non-Viability Contingent Capital paragraph below for details.
(4)
Non-deferrable
interest is payable semi-annually on the Series 1, Series 2 and Series 3 LRCNs and quarterly on the Series 4 and Series 5 LRCNs, at the bank’s discretion.
Non-payment
of interest will result in a recourse event, with the noteholders’ sole remedy being their proportionate share of trust assets, which comprise our NVCC Preferred Shares Series 48 for Series 1 LRCNs, Preferred Shares Series 49 for Series 2 LRCNs, Preferred Shares Series 51 for Series 3 LRCNs, Preferred Shares Series 53 for Series 4 LRCNs and Preferred Shares Series 54 for Series 5 LRCNs. In such an event, the delivery of the trust assets will represent the full and complete extinguishment of our obligations under the LRCNs. In circumstances under which NVCC, including the Preferred Shares Series 48, Preferred Shares Series 49, Preferred Shares Series 51, Preferred Shares Series 53 and Preferred Shares Series 54 for Series 1, Series 2, Series 3, Series 4 and Series 5 LRCNs, respectively, would be converted into common shares of the bank (as described below), the LRCNs would be redeemed, with the noteholders’ sole remedy being their proportionate share of trust assets, which comprise common shares of the bank received by the trust on conversion.